Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	Other current assets

In millions	As at December 31,	2023	2022
Prepaid expenses		$133	$186
Income taxes receivable		—	46
Derivative instruments (Note 23)		—	33
Other		33	55
Total other current assets		$166	$320